Business Developments [Text Block]	6 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Business Developments [Text Block]
2.    BUSINESS DEVELOPMENTS
Acquisition of shares in Bank Danamon in Indonesia
On December 26, 2017, MUFG Bank entered into conditional share purchase agreements with Asia Financial (Indonesia) Pte. Ltd. (“AFI”) and other affiliated entities (the “Sellers”) to acquire their 73.8% equity interests in an Indonesian bank, PT Bank Danamon Indonesia, Tbk. (“Danamon”), subject to applicable regulatory approvals.
Danamon, which was established in 1956, is the fifth most profitable Indonesian commercial bank in terms of net income. Danamon provides banking and financial products and services to consumer, small and medium enterprise (“SME”) and corporate customers, with a network of around 900 offices in Indonesia.
MUFG Bank intends to establish an integrated and comprehensive services platform that serves as a gateway for clients wishing to make inroads into Indonesia’s growing economy as well as local companies seeking to expand into the region. This investment is also expected to strategically allow MUFG Bank to benefit from Danamon’s foothold in the developing local retail and SME segments to deepen its banking franchise in Indonesia.
This strategic investment by MUFG Bank was executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction resulted in MUFG Bank becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of MUFG Bank.
In Step 1, MUFG Bank acquired an initial 19.9% equity interest in Danamon from the Sellers on December 29, 2017, based on a price of IDR 8,323 (approximately ¥70
(1)
) per share, for an investment amount of IDR 15,875 billion (approximately ¥133 billion
(1)
). The price was based on a price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied. AFI continues to be the majority shareholder in Danamon after closing of St
e
p 1. MUFG Bank classified Danamon’s equity securities as
Available-for-sale
securities on the acquisition date.
In Step 2, MUFG Bank acquired an additional 20.1% equity interest in Danamon from the Sellers on August 3, 2018, based on a price of IDR 8,921 (approximately ¥69
(2)
) per share, for an investment amount of IDR 17,187 billion (approximately ¥132.3 billion
(2)
). The price was based on a price book-value ratio of 2.0
calculated on the basis of Danamon’s net assets as of June 30, 2018 with certain adjustments applied. As a result, equity interest in Danamon increased to 40%, and MUFG Bank started to apply the equity method of accounting for its investment in Danamon during the six months ended September 30, 2018.
In Step 3, MUFG Bank acquired an additional 54.0% equity interest in Danamon from AFI and other shareholders on April 29, 2019, based on a price of IDR 9,590 (approximately ¥77
(3)
) per share, for an investment amount of IDR 50 trillion (approximately ¥397 billion) in cash. As a result, equity interest in Danamon increased to 94.0%, and Danamon became a consolidated subsidiary of MUFG Bank. The MUFG Group recorded goodwill of ¥254,271 million, none of which is deductible for income tax purposes and intangible assets of ¥146,899 million. The MUFG Group also recorded noncontrolling interests of ¥51,314 million at fair value determined by a quoted market price as of the acquisition date. The equity interest in Danamon held by MUFG Bank immediately before the acquisition date was remeasured to the fair value of ¥271,830 million based on the quoted market price, resulting in recognition of profits of ¥41,218 million which is included in Gain on remeasurement of previously held equity method investment in the accompanying condensed consolidated statements of income for the six months ended September 30, 2019. In addition, MUFG Bank acquired an additional 92.1% equity interest in PT Bank Nusantara Parahyangan, Tbk. (“BNP”) from ACOM CO., LTD., an equity method investee of MUFG, and other shareholders, based on a price of IDR 4,088 (approximately ¥33
(3)
) per share, for an investment amount of IDR 3 trillion (approximately ¥24.1 billion). As a result, equity interest in BNP increased to 99.9%, and BNP became a consolidated subsidiary of MUFG Bank.
On May 1, 2019, MUFG Bank merged
BNP
into Danamon, acquiring an additional equity interest in Danamon in exchange for its equity interest in BNP, which resulted in MUFG Bank holding 94.1% equity interest in Danamon.

Notes:	(1)	Calculated based on the exchange rate of IDR1 = ¥0.0084
	(2)	Calculated based on the exchange rate of IDR1 = ¥0.0077
	(3)	Calculated based on the exchange rate of IDR1 = ¥0.0080
See Note 2 to the consolidated financial stat
e
ments for the fiscal year ended March 31, 2020 for further information about the acquisition of Danamon.
Acquisition of Colonial First State Global Asset Management
On August 2, 2019, Mitsubishi UFJ Trust and Banking acquired 100% of the shares in each of the
nine subsidiaries of Colonial First State Group Limited, for ¥312,225 million in cash
,
from Australian financial group Commonwealth Bank of Australia and its wholly-owned subsidiary, Colonial First State Group Limited, and thereby recorded goodwill of ¥177,065 million, none of which is deductible for income tax purposes and intangible assets of ¥105,973 million with weighted average amortization period of 18.7 years primarily include ¥100,862 million of customer relationships with weighted average amortization period of 18.0 years. These nine subsidiaries collectively, including their subsidiaries, had represented the global asset management business of Colonial First State Global Asset Management, and were renamed First Sentier Investors (“FSI”) on September 16, 2019. There were no revenues or expenses since the acquisition date for the six months ended September 30, 2019.
The MUFG Group is seeking the opportunities to enhance its competitive edge as well as expanding its client base globally in asset management business. The acquisition of FSI is a milestone to strengthen its capability and that is the reason such goodwill was paid which is allocated to the segment of Asset Management & Investor Services Business Group. The MUFG Group will continue to respond to customer expectations by leveraging the advantages and brands of FSI as well as the MUFG Group’s original asset management arms, aiming to become an asset management service provider with a global presence.

See Note 2 to the consolidated financial statements for the fiscal year ended March 31, 2020 for further information about the acquisition of FSI.
Acquisition of DVB Bank SE’s Aviation Finance Division
On March 1, 2019, MUFG Bank and BOT Lease Co., Ltd. (“BOT Lease”), entered into an agreement with DVB Bank SE (“DVB”) to transfer DVB’s aviation finance division, including aviation finance-related businesses, to MUFG Bank and BOT Lease.
The purpose of the transaction is to improve the MUFG Group’s ability to offer bespoke solutions to its clients by enhancing its global corporate investment banking business platform in terms of higher returns, diversifying its portfolio, broadening its customer base, and securing experienced professionals.
On November 18, 2019, MUFG Bank acquired DVB’s most of aviation finance client lending portfolio, employees, and other part of the operation infrastructure for ¥555 billion in cash. MUFG Bank recorded goodwill of ¥32,591 million.
During the six months ended September 30, 2020, the purchase price adjustments were made, which increased goodwill by ¥519 million.
See Note 20 Subsequent events for further information.